CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues	$ 1,718,518	$ 1,150,054	$ 655,800
Costs and Expenses
Cost of revenues	277,648	231,255	171,231
Sales and marketing	527,424	275,537	148,283
Product development	249,873	193,393	154,088
General and administrative	43,755	42,315	41,218
Goodwill and acquired intangibles impairment	10,554
Total costs and expenses	1,109,254	742,500	514,820
Income from operations	609,264	407,554	140,980
Income (loss) from equity method investments	57	1,030	(130)
Realized gain (loss) from investments	(287)	14	534
Fair value changes through earnings on investments, net	40,074
Investment related impairment	(24,074)	(4,747)	(40,161)
Interest and other income, net	43,808	13,260	8,757
Income before income tax expenses	668,842	417,111	109,980
Provision of income taxes	96,222	66,746	4,316
Net income	572,620	350,365	105,664
Less: Net income (loss) attributable to non-controlling interests	797	(2,225)	(2,363)
Net income attributable to Weibo	571,823	352,590	108,027
Other comprehensive income (loss)
Currency translation adjustments (net of tax of nil, nil, and nil for 2016, 2017 and 2018, respectively)	(60,273)	37,822	(18,898)
Available-for-Sale securities
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2016, 2017, and 2018, respectively)		(995)	(2,557)
Reclassification adjustment for net loss included in net income (net of tax of nil, nil, and nil for 2016, 2017, and 2018, respectively)			4,822
Net change, net of tax		(995)	2,265
Total comprehensive income	512,347	387,192	89,031
Less: Comprehensive income (loss) attributable to non-controlling interests	668	(1,926)	(2,637)
Comprehensive income attributable to Weibo	$ 511,679	$ 389,118	$ 91,668
Shares used in computing net income per share attributable to Weibo:
Basic (in shares)	223,751	220,555	214,745
Diluted (in shares)	232,683	225,363	222,859
Income per share:
Basic (in dollars per share)	$ 2.56	$ 1.60	$ 0.50
Diluted (in dollars per share)	$ 2.52	$ 1.56	$ 0.48
Advertising & Marketing
Revenues:
Revenues	$ 1,499,180	$ 996,745	$ 570,982
Value-added services
Revenues:
Revenues	219,338	153,309	84,818
Alibaba | Advertising & Marketing
Revenues:
Revenues	117,696	84,688	57,908
SINA and other related parties | Advertising & Marketing
Revenues:
Revenues	209,348	131,512	84,799
Third parties | Advertising & Marketing
Revenues:
Revenues	$ 1,172,136	$ 780,545	$ 428,275